Derivative instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Gains (Losses) Recognized on Derivative Instrument

The following tables present gains (losses) recognized on derivative instruments for the nine months ended September 30, 2013 and 2012:

	Income Statement Classification	Nine months ended September 30,
		2013		2012
		Gains	Losses	Gains	Losses
Contingent value rights	Net gain on the valuation of contingent value rights	$40,360	$—	$—	$—
Interest rate swap	Gain (loss) on interest rate swap	—	—	—	(69)

Total		$40,360	$—	$—	$(69)

The Effect of Derivative Instruments on the Statements of Operations

Derivatives in Subtopic 815-20 Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in Noncontrolling interest – Artisan Partners Holdings (Effective Portion)	Location of Gain or (Loss) Reclassified from Noncontrolling interest – Artisan Partners Holdings into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Noncontrolling interest – Artisan Partners Holdings into Income (Effective Portion)	Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)
For the Year Ended December 31, 2012
Interest rate swap (a)	$—	Interest Expense	$—	Gain (loss) on swap fair value	$(69)

Total	$—		$—		$(69)

For the Year Ended December 31, 2011
Interest rate swap	$6,130	Interest Expense	$(6,139)		$—
Interest rate swap (a)	304	Interest Expense	(745)	Gain (loss) on swap fair value	(1,933)

Total	$6,434		$(6,884)		$(1,933)

For the Year Ended December 31, 2010
Interest rate swap	$15,617	Interest Expense	$(14,277)		$—
Forward starting interest rate swap	(304)	Interest Expense	—	Gain (loss) on swap fair value	866

Total	$15,313		$(14,277)		$866

(a)	On December 14, 2011 Artisan discontinued the hedge accounting relationship under FASB ASC 815-20 for the interest rate swap with a start date of July 1, 2011.

Fair Values of Derivative Instruments

Fair Values of Derivative Instruments

	Liability
Derivatives not designated as hedging instruments under FASB ASC 815-20 (a)	Balance Sheet Location	Fair Value
As of December 31, 2011
Interest rate swap	Interest rate swap	$1,066

Total derivatives not designated as hedges		$1,066

(a)	Refer to disclosures within this footnote for additional information on Artisan’s purpose for holding derivative instruments not designated as hedging instruments under FASB ASC 815-20.